DEBT (Tables)	12 Months Ended
Dec. 29, 2012
DEBT [Abstract]
Long-term Debt and Capital Lease Obligations
Long-term debt obligations are summarized as follows on December 29, 2012 and December 31, 2011 (amounts in thousands):

	2012	2011

Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	$35,000	$-
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	-
Series 2002-A Senior Notes Tranche B		40,000
Revolving credit facility totaling $265 million due on November 14, 2016, interest payable monthly at a floating rate (1.27% on December 29,2012)	11,090	-
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.35% on December 29, 2012)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.46% on December 29, 2012)	2,700	2,700
Series 2001 Industrial Development Revenue Bonds		2,500
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.45% on December 29, 2012)	3,700	3,700
Other	-	270
	95,790	52,470
Less current portion		(40,270)
Long-term portion	$95,790	$12,200

Principal Maturities of Long-term Debt and Capital Lease Obligations	On December 29, 2012, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):
2013
2014
2015
2016	$11,090
2017
Thereafter	84,700
$95,790